Other Assets (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Schedule of Other Assets

Other Assets

(millions of Canadian dollars)		As at

	April 30 2021	October 31 2020
Accounts receivable and other items	$9,169	$10,799
Accrued interest	2,166	2,336
Current income tax receivable	1,356	2,294
Defined benefit asset	267	9
Insurance-related assets, excluding investments	1,959	2,268
Prepaid expenses	1,146	1,150
Total	$16,063	$18,856